Current liabilities - Trade payables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current liabilities
Total trade payables	€ 6,940	€ 7,606
Research and development suppliers
Current liabilities
Total trade payables	5,250	6,669
General and administrative suppliers
Current liabilities
Total trade payables	€ 1,690	€ 937